Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Deferred revenue, revenue recognized	$ 238,351	$ 501,976
Deferred revenue	209,100	$ 238,351
Stock issued for services, shares		1,120,000
Shares issued, price per share		$ 5.00
Prepaid offering cost	1,200,000	$ 5,317,866
Unrealized loss on investments	354,781	529,488
Sales and marketing expenses	351,298	454,995
Allowance for doubtful receivable accounts	585,672	426,971
Depreciation expense	10,385	12,268
Brand names cost	337,504	337,504
Goodwill	1,161,052	1,161,052
Impairment of intangible assets	$ 0	0
Potential dilutive common shares	0
Foreign currency translation adjustment	$ 13,673	27,063
Short-term leases	0	0
Net income loss	9,312,145	1,593,394
Cash and cash equivalents	939,014	236,821
Net cash outflow from operating activities	12,253,539	$ 373,104
Issuance of common stock	$ 13,614,983
Warrant One [Member]
Product Information [Line Items]
Number of warrant issued	30,000
Warrant converted into share	19,750
Warrant Two [Member]
Product Information [Line Items]
Number of warrant issued	5,645,455
Warrant converted into share	4,892,727
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk percentage	23.68%	28.63%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk percentage	16.83%	16.55%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Product Information [Line Items]
Concentration risk percentage	60.00%	10.66%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Four Vendors [Member]
Product Information [Line Items]
Concentration risk percentage		58.00%